ALLEGIANT FUNDS

                               A, B, and C Shares

            Supplement dated August 31, 2005 to the Prospectus dated
                  October 1, 2004 (as revised June 13, 2005).

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING CHART REPLACES THE CHART UNDER THE HEADING "MUNICIPAL FIXED INCOME TEAM" FOUND ON PAGE 84 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Cynthia D. Cole                            Ms. Cole has leadership responsibility for the municipal fixed income
Senior Portfolio Manager                   investment style.
Years with the Adviser: 6 years
Industry experience:  20 years             Ms. Cole has been with the Adviser since 1999.

------------------------------------------ ----------------------------------------------------------------------------
Stephen Carpenter                          Mr. Carpenter has primary responsibility for municipal fixed income
Senior Portfolio Manager                   investment for Ohio Intermediate Tax Exempt Bond Fund and Intermediate Tax
Years with the Adviser: 10 years           Exempt Bond Fund.
Industry experience:  31 years
                                           Mr. Carpenter has been with the Adviser since 1995.

------------------------------------------ ----------------------------------------------------------------------------
Keith Erwin                                Mr. Erwin has primary responsibility for municipal fixed income
Portfolio Manager                          investments for the Michigan Intermediate Municipal Bond Fund and the
Years with the Adviser: 7 years            Pennsylvania Intermediate Municipal Bond Fund.
Industry experience: 9 years
                                           Mr. Erwin has been with the Adviser since 1998.

------------------------------------------ ----------------------------------------------------------------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    I Shares

            Supplement dated August 31, 2005 to the Prospectus dated
                  October 1, 2004 (as revised June 13, 2005).

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING CHART REPLACES THE CHART UNDER THE HEADING "MUNICIPAL FIXED INCOME TEAM" FOUND ON PAGE 80 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Cynthia D. Cole                            Ms. Cole has leadership responsibility for the municipal fixed income
Senior Portfolio Manager                   investment style.
Years with the Adviser: 6 years
Industry experience:  20 years             Ms. Cole has been with the Adviser since 1999.

------------------------------------------ ----------------------------------------------------------------------------
Stephen Carpenter                          Mr. Carpenter has primary responsibility for municipal fixed income
Senior Portfolio Manager                   investment for Ohio Intermediate Tax Exempt Bond Fund and Intermediate Tax
Years with the Adviser: 10 years           Exempt Bond Fund.
Industry experience:  31 years
                                           Mr. Carpenter has been with the Adviser since 1995.

------------------------------------------ ----------------------------------------------------------------------------
Keith Erwin                                Mr. Erwin has primary responsibility for municipal fixed income
Portfolio Manager                          investments for the Michigan Intermediate Municipal Bond Fund and the
Years with the Adviser: 7 years            Pennsylvania Intermediate Municipal Bond Fund.
Industry experience: 9 years
                                           Mr. Erwin has been with the Adviser since 1998.

------------------------------------------ ----------------------------------------------------------------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE